Investment Securities - Held-to-Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 76,170	$ 78,634
Unrealized Gains	99	6
Unrealized Losses	(9,190)	(12,365)
Fair Value	67,079	66,275
Increase (decrease) in cumulative amount of basis adjustments	185	13
U.S. Treasury and agencies
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	648	1,296
Unrealized Gains	0	0
Unrealized Losses	(4)	(21)
Fair Value	644	1,275
Residential mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	73,591	75,392
Unrealized Gains	72	3
Unrealized Losses	(9,184)	(12,317)
Fair Value	64,479	63,078
Commercial mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	1,644	1,702
Unrealized Gains	25	0
Unrealized Losses	(2)	(27)
Fair Value	1,667	1,675
Other
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	287	244
Unrealized Gains	2	3
Unrealized Losses	0	0
Fair Value	$ 289	$ 247